Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Income Taxes

(17) Income Taxes

The provision for income taxes consists of an amount for taxes currently payable, an amount for tax consequences deferred to future periods and adjustments related to our consideration of uncertain tax positions, including interest and penalties. The Company records deferred income tax assets and liabilities reflecting future tax consequences attributable to tax net operating loss carryforwards, tax credit carryforwards and differences between the financial statement carrying value of assets and liabilities and the tax bases of those assets and liabilities. Deferred taxes are computed using enacted tax rates expected to apply in the year in which the differences are expected to affect taxable income. The effect on deferred income tax assets and liabilities of a change in tax rate is recognized in earnings in the period that includes the enactment date.

Income Tax Expense

The provision for income taxes for continuing operations was comprised of:

	Fiscal Year Ended
	December 31, 2010	December 31, 2009	December 31, 2008
Current tax expense (benefit):
Federal	$6,568	$10,120	$6,822
State	336	(538)	29
Foreign	53,181	39,535	30,631
Deferred tax expense (benefit):
Federal	(1,749)	(12,156)	(4,513)
Foreign	7,597	25,208	18,329

	$65,933	$62,169	$51,298

A reconciliation of the difference between the statutory U.S. federal income tax expense (benefit) to the Company’s income tax expense for continuing operations is as follows:

	Fiscal Year Ended
	December 31, 2010	December 31, 2009	December 31, 2008
Statutory U.S. federal income tax expense (benefit)	$38,159	$5,431	$(6,523)
State income tax expense (benefit), net of federal taxes	152	191	(588)
Effect of foreign operations	(6,116)	1,363	(587)
Nondeductible goodwill	—	—	4,990
Nondeductible expenses	9,023	10,562	3,979
Increase in valuation allowance	26,076	29,664	34,331
Increase (decrease) in foreign earnings deemed remitted	(3,340)	7,853	3,750
Increase in unrecognized tax benefits	2,472	8,977	11,884
Other	(493)	(1,872)	62

Income tax expense	$65,933	$62,169	$51,298

Deferred Income Tax Assets and Liabilities

The differences between the tax bases of assets and liabilities and their financial statement carrying value that give rise to significant portions of deferred income tax assets or liabilities include the following:

	Fiscal Year Ended
	December 31, 2010	December 31, 2009
Deferred tax assets:
Employee benefits	$72,875	$87,918
Inventories	6,436	5,812
Accrued expenses	55,371	49,000
Net operating loss carryforwards	161,517	166,407
Other, net	226	6,720
Tangible assets	1,572	—
Foreign tax credits	166,256	144,328
Senior discounted notes	5,039	884
Valuation allowance	(382,416)	(350,217)

	$86,876	$110,852

Deferred tax liabilities:
Tangible assets	$—	$2,293
Intangible assets	121,405	117,023
Foreign earnings deemed remitted	55,297	62,560

	$176,702	$181,876

The valuation allowance at December 31, 2010 and December 31, 2009 was determined in accordance with the provisions of ASC Topic 740, Income Taxes. Based on the continued tax losses in the U.S. and certain foreign jurisdictions, the Company continued to conclude that it was not more likely than not that certain deferred tax assets would be fully realized. Accordingly, the Company recorded a charge for an additional U.S. valuation allowance of $36,165, $20,834 and $22,685 for continuing operations for the years ended December 31, 2010, 2009 and 2008, respectively, and the Company recorded a charge for additional valuation allowance for foreign subsidiaries of $8,830 and $11,647 for continuing operations for the fiscal years ended December 31, 2009 and 2008, respectively. Based on improved profitability in certain foreign jurisdictions in 2010, the Company concluded that it was more likely than not that certain deferred tax assets, which previously were offset by a valuation allowance, would be realized. Accordingly, the Company recorded income tax benefit for a net reduction in valuation allowance for foreign subsidiaries of $10,090 for continuing operations for the fiscal year ended December 31, 2010. The Company does not believe the valuation allowances recorded in fiscal years 2005 through 2010 are indicative of future cash tax expenditures.

As of December 31, 2010, the Company has foreign net operating loss carryforwards, as per the tax returns, totaling $306,650 that expire as follows: fiscal 2011 – $7,733; fiscal 2012 – $5,332; fiscal 2013 – $37,028; fiscal 2014 – $4,300; fiscal 2015 – $23,746; fiscal 2016 and beyond – $95,666; and no expiration – $132,845.

As of December 31, 2010, the Company has foreign tax credit carryforwards, as per the tax returns, totaling $121,844 that expire as follows: fiscal 2011 – $270; fiscal 2012 – $4,918; fiscal 2013 – $8,290; fiscal 2014 – $13,352; fiscal 2015 – $10,394; fiscal 2016 and beyond – $77,365; and no expiration – $7,255. The Company also has U.S. federal and state net operating loss carryforwards, as per the tax returns, totaling $182,338 and $786,539, respectively. The federal net operating loss carryforward expires as follows: 2025 – $44,136; 2027 – $52,407; 2028 – $22,913; 2029 – $43,356, and 2030 – $19,526. The state net operating loss carryforwards expire in various amounts over one to twenty years. In addition, the Company has U.S. charitable contribution carryforwards of $7,138 that expire in various amounts over one to five years. Valuation allowances of $382,416 and $350,217 as of December 31, 2010 and December 31, 2009, respectively, have been provided for deferred income tax benefits related to the foreign, federal and state loss carryforwards, tax credits, and other net deferred tax assets where it is not more likely than not that amounts would be fully realized.

As of December 31, 2010, the Company had gross unrecognized tax benefits for uncertain tax positions of $125,678, including positions impacting the timing of tax benefits, of which $44,632 if recognized, would favorably affect the effective income tax rate in future periods (after considering the impact of valuation allowances). The Company recognizes interest and penalties related to the underpayment of income taxes as a component of income tax expense. As of the end of the 2010 fiscal year, the Company had accrued interest and penalties of $19,262 related to unrecognized tax benefits, of which $1,946 was recorded as income tax expense during the fiscal year ended December 31, 2010.

The Company and its subsidiaries are subject to U.S. federal income tax as well as income tax of multiple state and foreign jurisdictions. In the normal course of business, the Company is subject to examination by taxing authorities throughout the world. The Company has substantially completed tax audits for all U.S. federal income tax matters for years through 2006, although the U.S. income tax authorities could challenge the U.S. income tax losses carried forward to subsequent periods. The Company has generally concluded all other income tax matters globally for years through 2004.

The Company is currently under audit by various state and foreign tax authorities. The statute of limitations for tax assessments will expire in many jurisdictions during 2011. Based on the anticipated outcomes of these tax audits and the potential lapse of the statute of limitations in these jurisdictions, it is reasonably possible there could be a reduction of $19,596 in unrecognized tax benefits during 2011.

The following table represents a tabular reconciliation of total gross unrecognized tax benefits for the fiscal years ended December 31, 2009 and December 31, 2010:

	Fiscal Year Ended
	December 31, 2010	December 31, 2009
Unrecognized tax benefits—beginning of year	$135,764	$121,707
Gross increases—tax positions in prior period	1,872	2,525
Gross decreases—tax positions in prior period	(4,888)	(1,763)
Gross increases—current-period tax positions	9,352	14,071
Settlements	(339)	—
Lapse of statute of limitations	(13,528)	(3,383)
Currency translation adjustment	(2,555)	2,607

Unrecognized tax benefits—end of year	$125,678	$135,764

Other Income Tax Information

Pretax income from foreign continuing operations was $205,940, $150,575 and $89,479, for the fiscal years ended December 31, 2010, December 31, 2009 and December 31, 2008, respectively. Federal and state income taxes are provided on foreign subsidiary income distributed to or taxable in the U.S. during the year. As of December 31, 2010, federal and state taxes have not been provided for the repatriation of unremitted earnings of certain foreign subsidiaries, which are considered to be permanently reinvested. A determination of the unrecognized deferred tax liability associated with permanently reinvested foreign subsidiary earnings is not practicable.

10. Income Taxes

The Company reported an effective income tax rate of 58.4% on pre-tax income from continuing operations for the nine month period ended September 30, 2011. The effective income tax rate for the period exceeds the statutory income tax rate primarily as a result of increased valuation allowances against deferred tax assets in certain jurisdictions and increases in reserves for uncertain tax positions.